CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 486,880	$ 445,961
Marketable securities	140,140	113,874
Trade accounts receivable	161,017	149,666
Inventories	153,413	143,315
Other current assets	19,089	21,516
Total current assets	960,539	874,332
LONG-TERM INVESTMENTS	28,978	26,073
PROPERTY AND EQUIPMENT, NET	648,413	635,124
INTANGIBLE ASSETS, NET	16,671	19,841
GOODWILL	7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	101,022	111,269
TOTAL ASSETS	1,762,623	1,673,639
CURRENT LIABILITIES
Current maturities of loans, leases and debentures	100,242	105,958
Trade accounts payable	126,135	115,347
Deferred revenue and customers' advances	10,297	14,338
Employee related liabilities	54,627	50,844
Other current liabilities	21,240	15,886
Total current liabilities	312,541	302,373
LONG-TERM DEBT
Debentures	122,571	128,368
Other long-term debt	126,114	100,355
LONG-TERM CUSTOMERS' ADVANCES	29,771	31,908
EMPLOYEE RELATED LIABILITIES	14,616	14,662
DEFERRED TAX LIABILITY	53,991	63,924
OTHER LONG-TERM LIABILITIES	2,344	2,343
TOTAL LIABILITIES	661,948	643,933
THE COMPANY'S SHAREHOLDERS' EQUITY	1,106,453	1,036,060
Non-controlling interest	(5,778)	(6,354)
TOTAL EQUITY	1,100,675	1,029,706
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,762,623	$ 1,673,639